JPMorgan Government Bond Fund
Schedule of Portfolio Investments as of May 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 41.8%
U.S. Treasury Bonds
5.25%, 11/15/2028 (a)	20,000	20,567
1.88%, 2/15/2041	14,500	9,999
2.00%, 11/15/2041	27,000	18,591
3.88%, 2/15/2043	15,000	13,233
3.88%, 5/15/2043	10,000	8,799
3.75%, 11/15/2043	75,300	64,779
3.00%, 5/15/2045	31,000	23,405
4.88%, 8/15/2045	45,380	44,811
4.63%, 11/15/2045	5,960	5,696
2.75%, 11/15/2047	35,000	24,496
2.00%, 2/15/2050	35,000	20,200
1.38%, 8/15/2050	19,491	9,452
U.S. Treasury Notes
2.25%, 2/15/2027	35,000	34,615
2.25%, 8/15/2027	40,000	39,212
3.38%, 12/31/2027	840	832
3.38%, 2/29/2028	3,830	3,790
1.25%, 4/30/2028	11,120	10,559
3.50%, 4/30/2028	5,000	4,954
4.00%, 6/30/2028	19,450	19,445
4.88%, 10/31/2028	25,000	25,476
3.13%, 11/15/2028	25,000	24,471
3.50%, 2/15/2029	13,710	13,518
3.50%, 3/15/2029	9,880	9,739
3.50%, 4/30/2030	30,000	29,344
3.75%, 5/31/2030	17,330	17,103
3.88%, 7/31/2030	30,435	30,158
3.63%, 8/31/2030	8,308	8,148
3.50%, 2/28/2031	12,650	12,309
4.25%, 2/28/2031	25,000	25,117
1.88%, 2/15/2032	20,000	17,648
3.88%, 12/31/2032	12,750	12,469
4.00%, 1/31/2033	10,800	10,633
3.75%, 2/28/2033	27,560	26,726
3.88%, 8/15/2034	5,135	4,965
4.25%, 5/15/2035	24,075	23,806
4.25%, 8/15/2035	11,900	11,754
4.00%, 11/15/2035	12,040	11,645
4.13%, 2/15/2036	17,710	17,276
U.S. Treasury STRIPS Bonds
4.44%, 8/15/2035 (b)	58,400	38,695
4.25%, 5/15/2036 (b)	31,800	20,241
4.50%, 8/15/2036 (b)	865	543
4.55%, 2/15/2037 (b)	4,324	2,642
4.61%, 8/15/2037 (b)	865	514
Total U.S. Treasury Obligations (Cost $835,312)		772,375

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — 25.5%
FHLMC Seasoned Credit Risk Transfer Trust
Series 2019-3, Class M55D, 4.00%, 10/25/2058	1,170	1,097
Series 2020-1, Class M55G, 3.00%, 8/25/2059	10,312	9,254
Series 2024-2, Class MT, 3.50%, 5/25/2064	3,967	3,475
FHLMC, REMIC
Series 1999, Class PU, 7.00%, 10/15/2027	—	—
Series 2031, Class PG, 7.00%, 2/15/2028	8	8
Series 2035, Class PC, 6.95%, 3/15/2028	21	21
Series 2064, Class PD, 6.50%, 6/15/2028	15	15
Series 2095, Class PE, 6.00%, 11/15/2028	15	15
Series 4314, Class DY, 3.50%, 3/15/2029	424	422
Series 4336, Class YB, 3.00%, 5/15/2029	7	7
Series 2152, Class BD, 6.50%, 5/15/2029	4	4
Series 2162, Class TH, 6.00%, 6/15/2029	34	34
Series 2367, Class ME, 6.50%, 10/15/2031	69	71
Series 2647, Class A, 3.25%, 4/15/2032	19	18
Series 2480, Class EJ, 6.00%, 8/15/2032	93	95
Series 4156, Class SB, IF, 0.94%, 1/15/2033 (c)	527	467
Series 4170, Class TS, IF, 0.36%, 2/15/2033 (c)	3,169	2,820
Series 4186, Class JE, 2.00%, 3/15/2033	2,879	2,717
Series 4188, Class JG, 2.00%, 4/15/2033	1,916	1,810
Series 4206, Class DA, 2.00%, 5/15/2033	1,317	1,239
Series 2611, Class QZ, 5.00%, 5/15/2033	458	462
Series 4429, Class HB, 3.00%, 1/15/2035	6,293	5,900
Series 2915, Class MU, 5.00%, 1/15/2035	541	544
Series 5000, Class CB, 1.25%, 1/25/2035	2,567	2,343
Series 4448, Class DY, 3.00%, 3/15/2035	5,495	5,223
Series 4458, Class BW, 3.00%, 4/15/2035	5,705	5,416
Series 3085, Class VS, IF, 13.69%, 12/15/2035 (c)	97	114
Series 3181, Class OP, PO, 7/15/2036	373	325
Series 4867, Class WF, 4.17%, 4/15/2037 (c)	2,391	2,365
Series 3413, Class B, 5.50%, 4/15/2037	191	195
Series 3325, Class JL, 5.50%, 6/15/2037	923	948
Series 3341, Class PE, 6.00%, 7/15/2037	575	597
Series 4365, Class HZ, 3.00%, 1/15/2040	2,363	2,206
Series 3699, Class QH, 5.50%, 7/15/2040	283	288
Series 3772, Class PE, 4.50%, 12/15/2040	2,157	2,136
Series 3927, Class PC, 4.50%, 9/15/2041	2,990	2,952
Series 4002, Class CY, 3.50%, 2/15/2042	4,819	4,322
Series 4039, Class SA, IF, IO, 2.74%, 5/15/2042 (c)	2,029	222
Series 4062, Class GY, 4.00%, 6/15/2042	6,109	5,939
Series 4091, Class BQ, 2.00%, 8/15/2042	4,400	3,955
Series 4091, Class PB, 2.00%, 8/15/2042	3,673	3,158
Series 4122, Class PY, 3.00%, 10/15/2042	3,000	2,730
Series 4594, Class GN, 2.50%, 2/15/2045	1,180	1,102
Series 4606, Class KP, 2.50%, 7/15/2046	7,628	6,710
Series 4748, Class HE, 3.00%, 1/15/2048	6,245	5,601
Series 4974, Class PH, 1.50%, 6/25/2048	951	766

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 4933, Class PA, 2.50%, 10/25/2049	5,033	4,367
Series 4925, Class PA, 3.00%, 10/25/2049	6,659	6,015
Series 5072, Class QC, 1.00%, 10/25/2050	6,301	5,060
Series 5190, Class PH, 2.50%, 2/25/2052	4,705	4,323
Series 5258, Class KZ, 4.00%, 9/25/2052	20,466	18,155
Series 5466, Class SL, IF, IO, 2.44%, 2/25/2054 (c)	26,514	1,945
Series 5423, Class GS, IF, IO, 2.14%, 6/25/2054 (c)	25,384	1,608
Series 5585, Class SM, IF, IO, 2.34%, 10/25/2055 (c)	22,957	1,576
FHLMC, STRIPS
Series 445, Class HA, 4.25%, 5/25/2031	10,115	9,974
Series 264, Class 30, 3.00%, 7/15/2042	2,343	2,131
Series 267, Class 30, 3.00%, 8/15/2042	1,405	1,273
Series 358, Class 300, 3.00%, 10/15/2047	7,905	7,097
Series 406, PO, 10/25/2053	5,153	4,396
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-54, Class 2A, 6.50%, 2/25/2043	828	867
Series T-56, Class A, PO, 5/25/2043	584	569
Series T-51, Class 1A, 6.50%, 9/25/2043 (c)	772	785
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	28,663	28,275
FNMA, Grantor Trust, Whole Loan Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	79	81
FNMA, REMIC
Series 1998-58, Class PC, 6.50%, 10/25/2028	40	40
Series 2000-8, Class Z, 7.50%, 2/20/2030	25	26
Series 2002-92, Class FB, 4.38%, 4/25/2030 (c)	64	64
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	50	5
Series 2003-67, Class SA, IF, 21.28%, 10/25/2031 (c)	4	5
Series 2011-145, Class PB, 3.50%, 1/25/2032	4,007	3,913
Series 2012-100, Class AY, 3.00%, 9/25/2032	3,549	3,433
Series 2013-50, Class YO, PO, 1/25/2033	1,568	1,374
Series 2003-21, Class PZ, 4.50%, 3/25/2033	399	390
Series 2013-106, Class PY, 3.00%, 10/25/2033	2,317	2,223
Series 2013-130, Class GY, 3.50%, 1/25/2034	3,699	3,559
Series 2014-2, Class QB, 3.00%, 2/25/2034	2,432	2,335
Series 2004-54, Class FL, 4.13%, 7/25/2034 (c)	106	106
Series 2015-11, Class AQ, 3.00%, 3/25/2035	3,893	3,673
Series 2005-22, Class EH, 5.00%, 4/25/2035	862	871
Series 2015-28, Class GB, 3.50%, 5/25/2035	4,000	3,872
Series 2015-41, Class AY, 3.00%, 6/25/2035	4,653	4,335
Series 2015-51, Class LY, 3.00%, 7/25/2035	2,208	2,095
Series 2005-58, Class EP, 5.50%, 7/25/2035	48	49
Series 2015-59, Class EB, 3.00%, 8/25/2035	3,573	3,382
Series 2005-83, Class LA, 5.50%, 10/25/2035	88	90
Series 2015-65, Class LD, 3.50%, 1/25/2036	7,057	6,760
Series 2005-116, Class PC, 6.00%, 1/25/2036	301	308
Series 2006-51, Class FP, 4.08%, 3/25/2036 (c)	275	274
Series 2016-28, Class DW, 3.50%, 5/25/2036	4,491	4,212
Series 2006-81, Class FA, 4.08%, 9/25/2036 (c)	10	10
Series 2006-110, PO, 11/25/2036	119	104

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-76, Class PE, 6.00%, 8/25/2037	400	415
Series 2010-47, Class MB, 5.00%, 9/25/2039	899	903
Series 2010-4, Class SL, IF, 3.20%, 2/25/2040 (c)	46	36
Series 2010-11, Class CB, 4.50%, 2/25/2040	39	38
Series 2012-115, Class ME, 1.75%, 3/25/2042	1,054	996
Series 2012-60, Class EP, 3.00%, 4/25/2042	396	379
Series 2012-50, Class HY, 4.00%, 5/25/2042	5,566	5,220
Series 2012-138, Class YS, IF, 0.18%, 12/25/2042 (c)	3,216	2,298
Series 2012-141, Class PB, 2.50%, 12/25/2042	3,305	2,764
Series 2012-139, Class JA, 3.50%, 12/25/2042	2,007	1,896
Series 2013-128, Class AO, PO, 12/25/2043	3,263	2,530
Series 2024-6, Class AL, 2.00%, 3/25/2044	11,863	9,212
Series 2015-48, Class DE, 3.00%, 10/25/2044	10,252	9,685
Series 2016-45, Class PC, 3.00%, 9/25/2045	3,802	3,527
Series 2016-38, Class NA, 3.00%, 1/25/2046	4,307	4,011
Series 2019-71, Class CA, 2.50%, 7/25/2046	7,934	7,412
Series 2019-38, Class PC, 3.00%, 2/25/2048	3,926	3,688
Series 2019-65, Class PA, 2.50%, 5/25/2048	4,219	3,880
Series 2019-42, Class KA, 3.00%, 7/25/2049	7,245	6,556
Series 2019-81, Class JA, 2.50%, 9/25/2049	8,288	7,217
Series 2019-77, Class ZL, 3.00%, 1/25/2050	17,029	14,675
Series 2020-12, Class JC, 2.00%, 3/25/2050	14,738	12,343
Series 2023-41, PO, 9/25/2053	3,651	2,877
Series 2024-51, Class BS, IF, IO, 2.24%, 8/25/2054 (c)	25,647	1,588
Series 2025-18, Class MA, 0.50%, 9/25/2054	12,320	10,434
Series 2025-31, Class MA, 0.50%, 9/25/2054	1,194	1,004
FNMA, REMIC Trust, Whole Loan
Series 1999-W4, Class A9, 6.25%, 2/25/2029	10	10
Series 2002-W7, Class A4, 6.00%, 6/25/2029	289	287
Series 2003-W1, Class 1A1, 4.67%, 12/25/2042 (c)	192	191
Series 2003-W1, Class 2A, 5.03%, 12/25/2042 (c)	114	113
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	644	663
Series 2009-W1, Class A, 6.00%, 12/25/2049	111	114
GNMA
Series 2004-27, Class PD, 5.50%, 4/20/2034	324	324
Series 2008-15, Class NB, 4.50%, 2/20/2038	143	142
Series 2008-40, Class SA, IF, IO, 2.66%, 5/16/2038 (c)	599	23
Series 2009-42, Class TX, 4.50%, 6/20/2039	2,342	2,331
Series 2009-69, Class WM, 5.50%, 8/20/2039	573	594
Series 2011-29, Class Z, 5.00%, 5/20/2040	9,520	9,512
Series 2012-126, Class BE, 2.00%, 10/20/2042	4,000	3,254
Series 2023-1, Class E, 3.50%, 11/20/2047	4,202	4,063
Series 2020-61, Class HC, 1.50%, 1/20/2048	10,098	8,131
Series 2019-123, Class MA, 3.00%, 10/20/2049	8,758	7,827
Series 2020-133, Class KB, 1.00%, 8/20/2050	6,882	5,536
Series 2024-197, Class BN, 3.00%, 5/20/2051	9,995	9,226
Series 2025-79, Class NM, 3.50%, 12/20/2051	8,011	7,007
Series 2022-94, Class AO, PO, 5/20/2052	6,617	4,629

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2022-120, Class LN, 4.00%, 7/20/2052	7,000	5,931
Series 2022-140, Class SA, IF, IO, 2.42%, 8/20/2052 (c)	17,648	1,679
Series 2022-190, Class SA, IF, IO, 1.97%, 11/20/2052 (c)	23,209	1,361
Series 2023-100, Class SB, IF, IO, 2.37%, 7/20/2053 (c)	21,659	1,398
Series 2024-151, Class CM, 4.50%, 5/20/2054	8,000	7,759
Series 2024-114, Class SA, IF, IO, 2.37%, 7/20/2054 (c)	14,244	1,100
Series 2024-164, Class AO, PO, 10/20/2054	4,157	3,252
Series 2024-164, Class SM, IF, IO, 1.87%, 10/20/2054 (c)	23,912	1,408
Series 2024-159, Class PA, 4.50%, 10/20/2054	14,847	14,420
Series 2025-100, Class JS, IF, 5.98%, 6/20/2055 (c)	6,257	5,829
Seasoned Credit Risk Transfer Trust Series 2025-1, Class MAU, 3.25%, 11/25/2064	12,781	11,633
Total Collateralized Mortgage Obligations (Cost $494,906)		471,444
Mortgage-Backed Securities — 24.2%
FHLMC Gold Pools, 30 Year
Pool # G00981, 8.50%, 7/1/2028	—	—
Pool # C00742, 6.50%, 4/1/2029	11	11
Pool # C00785, 6.50%, 6/1/2029	5	5
Pool # C47318, 7.00%, 9/1/2029	59	62
Pool # C01292, 6.00%, 2/1/2032	8	8
Pool # A16155, 5.50%, 11/1/2033	37	37
Pool # Q54902, 4.00%, 3/1/2048	1,699	1,616
FHLMC UMBS, 30 Year
Pool # SD7535, 2.50%, 2/1/2051	3,900	3,336
Pool # RA7683, 5.00%, 7/1/2052	5,688	5,649
Pool # RA7937, 5.00%, 9/1/2052	11,294	11,215
Pool # SD8300, 5.50%, 2/1/2053	5,430	5,476
Pool # SD8324, 5.50%, 5/1/2053	12,742	12,844
Pool # SD4977, 5.00%, 11/1/2053	10,597	10,500
Pool # QI4073, 5.50%, 4/1/2054	4,295	4,327
Pool # SD5658, 5.50%, 6/1/2054	7,516	7,616
Pool # RJ2920, 6.00%, 11/1/2054	7,861	8,164
Pool # QZ6964, 5.50%, 11/1/2055	7,360	7,398
Pool # QZ7689, 5.50%, 11/1/2055	5,590	5,618
Pool # TA6124, 5.50%, 2/1/2056	3,588	3,616
Pool # TA8848, 5.50%, 3/1/2056	4,925	4,974
Pool # TA8864, 6.00%, 3/1/2056	1,241	1,277
Pool # TA8872, 6.00%, 3/1/2056	509	524
Pool # TA8876, 6.00%, 3/1/2056	1,107	1,138
Pool # TA8885, 6.00%, 3/1/2056	722	743
Pool # TA8868, 6.50%, 3/1/2056	927	968
Pool # TA8873, 6.50%, 3/1/2056	1,162	1,215
Pool # TA8888, 6.50%, 3/1/2056	2,603	2,721
Pool # TA8889, 6.50%, 3/1/2056	860	898
Pool # TA9455, 5.50%, 4/1/2056	7,736	7,774
Pool # TA9463, 6.50%, 4/1/2056	1,797	1,872
Pool # TB4985, 6.00%, 6/1/2056	7,419	7,580
Pool # TB4998, 6.00%, 6/1/2056	3,921	4,031

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FNMA Pool # 620061, ARM, 4.92%, 11/1/2027 (c)	1	1
FNMA UMBS, 15 Year
Pool # FM4449, 3.00%, 12/1/2034	2,952	2,889
Pool # CA7939, 2.50%, 11/1/2035	2,142	2,023
FNMA UMBS, 30 Year
Pool # 483802, 5.50%, 2/1/2029	26	26
Pool # 545639, 6.50%, 4/1/2032	34	35
Pool # 702435, 5.50%, 5/1/2033	288	293
Pool # 709441, 5.50%, 7/1/2033	87	87
Pool # 730711, 5.50%, 8/1/2033	134	135
Pool # 743127, 5.50%, 10/1/2033	118	119
Pool # 753662, 5.50%, 12/1/2033	145	146
Pool # 755615, 5.50%, 1/1/2034	177	178
Pool # 811755, 7.00%, 3/1/2035	465	492
Pool # 845834, 5.50%, 10/1/2035	115	118
Pool # 888201, 5.50%, 2/1/2036	47	48
Pool # 831409, 5.50%, 4/1/2036	233	239
Pool # 867420, 5.50%, 5/1/2036	134	137
Pool # BD9077, 3.50%, 5/1/2048	104	97
Pool # CA2489, 4.50%, 10/1/2048	757	734
Pool # CA4431, 3.50%, 10/1/2049	2,776	2,549
Pool # CA6361, 2.50%, 7/1/2050	4,519	3,871
Pool # CB4630, 5.50%, 9/1/2052	17,199	17,506
Pool # BW1328, 5.00%, 11/1/2052	3,872	3,834
Pool # CB5131, 5.00%, 11/1/2052	11,561	11,480
Pool # FS3421, 5.00%, 12/1/2052	5,209	5,153
Pool # BU4029, 5.00%, 6/1/2053	11,079	10,958
Pool # CB6842, 5.50%, 8/1/2053	11,612	11,700
Pool # FA1254, 5.50%, 3/1/2055	10,308	10,472
Pool # DD4249, 6.00%, 3/1/2055	4,021	4,109
Pool # MA5879, 5.50%, 11/1/2055	60,838	61,142
Pool # DG1564, 5.50%, 2/1/2056	3,694	3,729
Pool # DG1570, 5.50%, 2/1/2056	1,710	1,729
Pool # DG1572, 5.50%, 2/1/2056	6,741	6,775
Pool # DG2007, 5.50%, 2/1/2056	3,883	3,921
Pool # DG2008, 5.50%, 2/1/2056	4,985	5,018
Pool # DG1586, 6.00%, 2/1/2056	3,507	3,605
Pool # DG1589, 6.00%, 2/1/2056	3,303	3,399
Pool # DG1591, 6.00%, 2/1/2056	3,642	3,751
Pool # DG1594, 6.50%, 2/1/2056	1,508	1,576
Pool # DG1595, 6.50%, 2/1/2056	3,133	3,275
Pool # DG1596, 6.50%, 2/1/2056	726	760
Pool # DG4519, 5.00%, 3/1/2056	5,034	4,975
Pool # DG4523, 5.00%, 3/1/2056	5,241	5,172
Pool # DG4541, 5.50%, 3/1/2056	4,562	4,607
Pool # DG5495, 5.50%, 3/1/2056	3,939	3,975
Pool # DG5501, 5.50%, 3/1/2056	4,639	4,662
Pool # DG6115, 5.50%, 4/1/2056	1,996	2,006

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # DG6128, 6.00%, 4/1/2056	1,705	1,755
Pool # DG6129, 6.00%, 4/1/2056	2,380	2,451
Pool # DG6829, 6.00%, 4/1/2056	568	584
Pool # DG6830, 6.00%, 4/1/2056	608	625
Pool # DG6132, 6.50%, 4/1/2056	3,895	4,070
Pool # DG6134, 6.50%, 4/1/2056	774	808
Pool # DG6143, 7.00%, 4/1/2056	1,053	1,117
Pool # DG9905, 5.50%, 5/1/2056	1,877	1,891
Pool # DG9928, 6.00%, 5/1/2056	999	1,027
Pool # DG9931, 6.00%, 5/1/2056	5,028	5,151
Pool # DH2412, 5.50%, 6/1/2056	3,000	3,015
FNMA, Other
Pool # BL9023, 1.22%, 11/1/2030	19,394	17,034
Pool # BS3202, 1.94%, 9/1/2033	4,516	3,847
Pool # BL3288, 2.52%, 9/1/2034	11,626	10,071
Pool # BL4331, 2.41%, 10/1/2034	14,661	12,610
Pool # BS2718, 1.95%, 8/1/2036	9,458	7,627
Pool # BL4215, 2.56%, 9/1/2036	6,568	5,534
Pool # BL7125, 2.04%, 6/1/2037	7,865	6,187
Pool # BF0617, 2.50%, 3/1/2062	4,514	3,694
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.00%, 6/25/2056 (d)	9,060	7,245
TBA, 5.50%, 6/25/2056 (d)	2,555	2,566
GNMA I, 30 Year
Pool # 472679, 7.00%, 6/15/2028	—	—
Pool # 784010, 4.00%, 3/15/2045	311	300
Pool # 626938, 4.00%, 4/15/2045	160	154
GNMA II, 30 Year
Pool # 2324, 8.00%, 11/20/2026	—	—
Pool # 2344, 8.00%, 12/20/2026	—	—
Pool # 2512, 8.00%, 11/20/2027	3	3
Pool # MA7589, 2.50%, 9/20/2051	4,148	3,552
Pool # CH2211, 3.50%, 9/20/2051	9,389	8,352
Total Mortgage-Backed Securities (Cost $464,057)		447,989
Commercial Mortgage-Backed Securities — 4.2%
FHLMC, Multi-Family Structured Pass-Through Certificates
Series W5FX, Class AFX, 3.21%, 4/25/2028 (c)	3,436	3,372
Series K-1511, Class A3, 3.54%, 3/25/2034	10,000	9,291
Series K-1512, Class A3, 3.06%, 4/25/2034	10,000	8,954
Series Q007, Class APT2, 5.73%, 10/25/2047 (c)	1,119	1,119
Series Q013, Class APT2, 1.21%, 5/25/2050 (c)	8,294	8,120
FNMA ACES
Series 2017-M3, Class A2, 2.48%, 12/25/2026 (c)	3,097	3,070
Series 2017-M4, Class A2, 2.55%, 12/25/2026 (c)	3,409	3,377
Series 2022-M2S, Class A2, 3.76%, 8/25/2032 (c)	4,705	4,524
Series 2019-M31, Class A2, 2.85%, 4/25/2034	5,500	4,815
Series 2020-M8, Class AL, 2.01%, 3/25/2035	17,727	14,544

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-M24, Class A3, 1.75%, 1/25/2037	15,000	12,147
Series 2019-M14, Class AL2, 3.07%, 4/25/2048	5,141	4,735
Total Commercial Mortgage-Backed Securities (Cost $88,954)		78,068
U.S. Government Agency Securities — 2.6%
Resolution Funding Corp. STRIPS
DN, 29.65%, 4/15/2028 (b)	15,000	13,903
DN, 7.42%, 1/15/2030 (b)	15,700	13,491
DN, 5.54%, 4/15/2030 (b)	19,535	16,599
Tennessee Valley Authority DN, 4.78%, 1/15/2038 (b)	8,300	4,670
Total U.S. Government Agency Securities (Cost $47,798)		48,663
	SHARES (000)
Short-Term Investments — 1.8%
Investment Companies — 1.8%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.48% (e) (f) (Cost $32,984)	32,984	32,984
Total Investments — 100.1% (Cost $1,964,011)		1,851,523
Liabilities in Excess of Other Assets — (0.1)%		(1,290)
NET ASSETS — 100.0%		1,850,233

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2026.
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	Real Estate Mortgage Investment Conduit
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

(a)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(b)	The rate shown is the effective yield as of May 31, 2026.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2026.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of May 31, 2026.
Futures contracts outstanding as of May 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	643	09/21/2026	USD	70,660	672
U.S. Treasury 2 Year Note	408	09/30/2026	USD	84,303	174
U.S. Treasury 5 Year Note	940	09/30/2026	USD	100,837	634
					1,480
Short Contracts
U.S. Treasury 10 Year Ultra Note	(572)	09/21/2026	USD	(64,180)	(913)
U.S. Treasury Long Bond	(177)	09/21/2026	USD	(19,896)	(405)
U.S. Treasury Ultra Bond	(46)	09/21/2026	USD	(5,273)	(116)
					(1,434)
					46

Abbreviations
USD	United States Dollar

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$471,444	$—	$471,444
Commercial Mortgage-Backed Securities	—	78,068	—	78,068
Mortgage-Backed Securities	—	447,989	—	447,989
U.S. Government Agency Securities	—	48,663	—	48,663
U.S. Treasury Obligations	—	772,375	—	772,375

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$32,984	$—	$—	$32,984
Total Investments in Securities	$32,984	$1,818,539	$—	$1,851,523
Appreciation in Other Financial Instruments
Futures Contracts	$1,480	$—	$—	$1,480
Depreciation in Other Financial Instruments
Futures Contracts	$(1,434)	$—	$—	$(1,434)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$46	$—	$—	$46
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2026	Shares at May 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.48% (a) (b)	$102,552	$90,915	$160,483	$—	$—	$32,984	32,984	$490	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2026.